Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group

Items
1
UBS AG
For the year ended 31 December 2023
Net interest income 5,436 3,128 (39) (2,612) 25 (1,372) 4,566
Non-interest income 13,194 2,158 2,108 10,371 34 1,244 29,109
Total revenues 18,631 5,285 2,069 7,759 59 (128) 33,675
Credit loss expense / (release) 25 50 (1) 67 1 1 143
Operating expenses 14,900 2,889 1,706 7,588 1,010 919 29,011
Operating profit / (loss) before tax 3,705 2,346 364 104 (952) (1,048) 4,521
Tax expense / (benefit) 1,206
Net profit / (loss) 3,315
Additional information
Total assets 369,176 257,068 19,662 381,023 13,845 115,242 1,156,016
Additions to non-current assets 666 219 70 445 0 0 1,400

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group

Items
1
UBS AG
For the year ended 31 December 2022
Net interest income 5,274 2,192 (19) (241) 1 (690) 6,517
Non-interest income 13,689 2,113 2,980
2
8,958 236 423 28,398
Total revenues 18,963 4,304 2,961 8,717 237 (267) 34,915
Credit loss expense / (release) 0 39 0 (12) 2 0 29
Operating expenses 14,069 2,475 1,565 6,890 104 823 25,927
Operating profit / (loss) before tax 4,894 1,790 1,396 1,839 131 (1,091) 8,960
Tax expense / (benefit) 1,844
Net profit / (loss) 7,116
Additional information
Total assets 388,624 235,330 16,971 391,495 13,367 59,649 1,105,436
Additions to non-current assets 42 13 1 33 0 1,773 1,862

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group
Items
1
UBS AG
For the year ended 31 December 2021
Net interest income 4,244 2,120 (15) 481 (11) (215) 6,605
Non-interest income 15,175 2,144 2,632 8,978 70 224 29,222
Total revenues 19,419 4,264 2,617 9,459 60 9 35,828
Credit loss expense / (release) (29) (86) 1 (34) 0 0 (148)
Operating expenses 14,743 2,623 1,593 6,902 138 1,014 27,012
Operating profit / (loss) before tax 4,706 1,726 1,023 2,592 (78) (1,005) 8,964
Tax expense / (benefit) 1,903
Net profit / (loss) 7,061
Additional information
Total assets
3
395,235 225,425 25,202 346,641 25,153 98,488 1,116,145
Additions to non-current assets 56 16 1 30 0 1,689 1,791
1 As of or for the year ended 31 December 2023, Non-core and Legacy (previously reported within Group Functions) became a separate reportable segment and Group Functions has been renamed Group Items. Prior periods have been revised to reflect these changes.

2 Includes an USD
848
m gain in Asset Management related to the sale of

UBS AG‘s shareholding in Mitsubishi Corp.-UBS

Realty Inc.

3 During 2022, UBS AG
refined the methodology applied to allocate balance

sheet resources from Group Items to the business

divisions, with prospective effect. If the

new methodology had been applied as

of 31 December 2021, balance
sheet assets allocated to business divisions would have been USD 26 bn higher, of which USD 14 bn would have related to the Investment Bank.

Disclosure Of Geographical Areas Explanatory

For the year ended 31 December 2023
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
13.3 39 8.6 47
Asia Pacific 5.2 15 1.2 7
Europe, Middle East and Africa (excluding Switzerland) 6.1 18 2.6 14
Switzerland 9.2 27 5.9 32
Global (0.1) 0 0.0 0
Total 33.7 100 18.3 100
For the year ended 31 December 2022
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
13.8 40 9.0 48
Asia Pacific 5.6 16 1.5 8
Europe, Middle East and Africa (excluding Switzerland) 7.0 20 2.6 14
Switzerland 7.7 22 5.6 30
Global 0.8 2 0.0 0
Total 34.9 100 18.7 100
For the year ended 31 December 2021
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
14.5 40 9.0 47
Asia Pacific 6.5 18 1.4 7
Europe, Middle East and Africa (excluding Switzerland) 7.0 20 2.6 13
Switzerland 7.8 22 6.3 33
Global 0.1 0 0.0 0
Total 35.8 100 19.3 100
1 Predominantly related to the US.